Stock Based Compensation Stock Based Compensation (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	10.0
Stock or Unit Option Plan Expense	$ 1,000,000	$ 1,300,000	$ 2,000,000
Stock Issued During Period, Value, Restricted Stock Award, Gross	18,200,000	15,300,000	19,700,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	36,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 58 days
expense relating to vesting of stock options	1,000,000	2,100,000	800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	7,700,000	11,900,000	11,500,000
Percent of salary maximum contribution employee stock purchase plan	6.00%
Maximum contribution to employee stock purchase plan	20,000
expense relating to vesting of stock awards	$ 12,400,000	$ 17,600,000	$ 18,700,000